Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Current Assets
Cash and cash equivalents	$ 854,518	$ 3,655,947
Restricted cash	302,906	150,973
Accounts receivable, net of allowance for doubtful accounts of $46,722 and $33,184 respectively	6,484,945	6,270,505
Inventories, net	14,418,925	15,432,712
Advances to suppliers, net	1,509,477	6,097,833
Tax receivables	646,565	92,749
Prepaid expenses and other receivables	220,346	207,584
Total Current Assets	24,437,682	31,908,303
Property, plant and equipment, net	25,056,027	19,415,829
Land use rights, net	1,481,595	1,284,591
Intangible assets, net	4,978,082	2,968,745
Deferred tax assets, net		616,763
Long-term investment	205,592	210,867
Right-of-use lease assets	141,772	5,571
Other long-term receivables	248,011	823,116
TOTAL ASSETS	56,548,761	57,233,785
Current Liabilities
Accounts payable	10,798,453	6,279,484
Accrued expenses and other current liabilities	2,043,830	1,950,122
Advances from customers	648,359	1,415,175
Short-term borrowings	23,915,792	21,039,923
Operating lease liabilities – current	104,000	89,917
Deferred tax liability	15,396	50,359
Total Current Liabilities	40,531,407	31,555,984
Operating lease liabilities – non-current	12,895
Long-term borrowings	1,644,737
Long-term payables	271,590
Other long-term payables		52,590
TOTAL LIABILITIES	42,460,629	31,608,574
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary Shares $0.0001 par value, 500,000,000 shares authorized, 14,006,250 and 14,006,250 shares issued and outstanding as of September 30, 2023 and 2022	1,401	1,401
Additional paid-in capital	23,256,219	23,256,219
Statutory reserves	1,497,771	1,496,314
(Accumulated deficit) retained earnings	(8,465,867)	2,484,385
Accumulated other comprehensive loss	(2,331,612)	(1,902,108)
Total Equity Attributable to Ostin Technology Group Co., Ltd.	13,957,912	25,336,211
Equity attributable to non-controlling interests	130,220	289,000
Total Shareholders’ Equity	14,088,132	25,625,211
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	56,548,761	57,233,785
Related Party
Current Liabilities
Due to related parties	$ 3,005,577	$ 731,004